Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk - Revenue Benchmark	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	24.00%	35.00%	23.00%	11.00%
Customer B
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	27.00%	13.00%	10.00%	10.00%
Customer C
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	17.00%	16.00%	10.00%	17.00%
Customer D
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	10.00%		11.00%
Customer E
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	12.00%		25.00%
Customer F
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues				27.00%
Significant Customers
Schedule of Concentration of Risk [Line Items]
Concentration of Revenues	90.00%	64.00%	79.00%	65.00%